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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

January 17, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:  Security Income Fund - Rule 497(j) Filing
       Post-Effective Amendment No. 71
       File Nos. 811-02120 and 002-38414

Dear Sir or Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933,  please  accept  this  letter as  certification  that the  Prospectus  and
Statement  of  Additional  Information  for the Capital  Preservation  Series of
Security  Income  Fund do not  differ  from  that  contained  in  Post-Effective
Amendment  No.  71  to  Security  Income  Fund's  registration  statement.  This
Post-Effective Amendment was filed electronically on January 11, 2002.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Income Fund